MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund
MainStay Indexed Bond Fund

(the “Funds”)

Supplement dated May 4, 2018 (“Supplement”) to the Prospectus,

Summary Prospectuses and Statement of Additional Information (“SAI”), each dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectuses and SAI.

1.	Effective immediately, Mr. AJ Rzad is a portfolio manager for the Funds. The table in the sections entitled “Management” of the Prospectus and Summary Prospectuses for each Fund are amended to include the following:

Subadvisors	Portfolio Managers	Service Date
NYL Investors LLC	AJ Rzad, Managing Director	Since May 2018

2.	Effective immediately, Donald F. Serek will no longer serve as a portfolio manager of the Funds. All references to Mr. Serek are deleted in their entirety.

3.	In the section of the Prospectus entitled “Know With Whom You are Investing,” the subsection entitled “Portfolio Manager Biographies,” is amended to include the following:

AJ Rzad, CFA	Mr. Rzad has managed the MainStay Balanced and MainStay Indexed Bond Funds since May 2018. He is a Managing Director of NYL Investors. Mr. Rzad has more than 25 years of investment management and financial services experience. Mr. Rzad joined New York Life in 2000 and recently served as Head of the Investment Grade Credit team where he oversaw all investment activity related to the public investment grade asset class. Prior to joining New York Life, Mr. Rzad held various investment related positions at MetLife, Lehman Brothers and PaineWebber. Mr. Rzad received a B.S. and an M.B.A from Cornell University and is a CFA® charterholder.

4.	The SAI section entitled “Portfolio Managers” is amended as follows:

a.	The table beginning on page 91 is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
AJ Rzad*	MainStay Balanced Fund, MainStay Indexed Bond Fund	3 RICs $1,050,435,733	7 Accounts $2,773,127,847	18 Accounts $11,149,986,080	0	0	0

* The information presented for Mr. Rzad is as of March 31, 2018.

b.	The table beginning on page 96 is amended to include the following:

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
AJ Rzad*	None	$0	$0	$0

* The information presented for Mr. Rzad is as of March 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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